UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-07513)

Exact name of registrant as specified in charter:	Putnam Funds Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	November 30, 2015

Date of reporting period:	February 28, 2015

Item 1. Schedule of Investments:

Putnam Global Dividend Fund

The fund's portfolio
2/28/15 (Unaudited)

COMMON STOCKS (95.4%)(a)
	Shares	Value

Aerospace and defense (1.5%)

BAE Systems PLC (United Kingdom)	13,955	$114,616

United Technologies Corp.	875	106,671

		221,287
Airlines (0.6%)

Japan Airlines Co., Ltd. (Japan) (UR)	2,900	89,307

		89,307
Automobiles (2.2%)

Daimler AG (Registered Shares) (Germany)	1,384	133,984

General Motors Co.	2,625	97,939

Nissan Motor Co., Ltd. (Japan)	7,900	83,636

		315,559
Banks (4.0%)

Bank of Nova Scotia (Canada)	1,607	85,884

Bank of Queensland, Ltd. (Australia)	8,604	93,783

Commonwealth Bank of Australia (Australia)	900	64,576

JPMorgan Chase & Co.	2,683	164,414

Natixis SA (France)	11,899	86,152

Wells Fargo & Co.	1,555	85,198

		580,007
Beverages (3.9%)

Anheuser-Busch InBev NV (Belgium)	1,379	175,458

Coca-Cola Enterprises, Inc.	2,430	112,266

Dr. Pepper Snapple Group, Inc.	1,596	125,749

PepsiCo, Inc.	1,555	153,914

		567,387
Capital markets (1.5%)

Carlyle Group LP (The)	3,721	96,188

KKR & Co. LP	5,283	120,717

		216,905
Chemicals (1.9%)

BASF SE (Germany)	660	63,259

Dow Chemical Co. (The)	1,568	77,208

OCI Partners LP	4,763	85,734

Potash Corp. of Saskatchewan, Inc. (Canada)	1,167	41,895

		268,096
Commercial services and supplies (0.3%)

Edenred (France)	1,775	48,426

		48,426
Communications equipment (1.4%)

Cisco Systems, Inc.	3,271	96,527

Telefonaktiebolaget LM Ericsson (Sweden)	8,135	105,481

		202,008
Construction and engineering (0.7%)

ACS Actividades de Construccion y Servicios SA (Spain)	2,562	95,242

		95,242
Diversified consumer services (2.0%)

Affinity Education Group, Ltd. (Australia)(NON)	117,570	118,090

H&R Block, Inc.	5,054	172,594

		290,684
Diversified financial services (1.2%)

Challenger, Ltd. (Australia)	14,016	76,777

CME Group, Inc.	967	92,764

		169,541
Diversified telecommunication services (5.8%)

AT&T, Inc.	5,929	204,906

BCE, Inc. (Canada)	1,528	66,872

CenturyLink, Inc.	1,657	62,734

Nippon Telegraph & Telephone (NTT) Corp. (Japan)	1,100	68,288

Spark New Zealand, Ltd. (New Zealand)	38,078	94,132

Telstra Corp., Ltd. (Australia)	16,364	81,407

Verizon Communications, Inc.	3,017	149,191

Vivendi SA (France)	4,400	107,413

		834,943
Electric utilities (3.2%)

Duke Energy Corp.	1,028	80,749

Exelon Corp.	4,180	141,786

FirstEnergy Corp.	2,235	78,180

NextEra Energy, Inc.	875	90,528

SSE PLC (United Kingdom)	2,864	69,552

		460,795
Electronic equipment, instruments, and components (0.7%)

Synnex Technology International Corp. (Taiwan)	71,000	103,451

		103,451
Energy equipment and services (0.7%)

Aker Solutions ASA 144A (Norway)(NON)	8,162	45,782

Transocean, Ltd. (Switzerland)	3,392	54,330

		100,112
Food and staples retail (0.5%)

Wesfarmers, Ltd. (Australia)	2,152	73,799

		73,799
Food products (3.1%)

Kraft Foods Group, Inc.	1,013	64,893

Nestle SA (Switzerland)	2,626	204,935

Orkla ASA (Norway)	5,519	43,340

Pinnacle Foods, Inc.	3,769	136,815

		449,983
Gas utilities (0.5%)

Tokyo Gas Co., Ltd. (Japan)	11,000	67,032

		67,032
Health-care providers and services (0.6%)

Sonic Healthcare, Ltd. (Australia)	6,122	93,002

		93,002
Hotels, restaurants, and leisure (3.4%)

Flight Centre Travel Group, Ltd. (Australia)	3,928	126,476

McDonald's Corp.	395	39,066

SJM Holdings, Ltd. (Hong Kong)	52,000	75,098

TUI AG (Germany)	9,018	163,867

Wynn Resorts, Ltd.	584	83,220

		487,727
Household durables (2.2%)

Persimmon PLC (United Kingdom)	5,872	159,915

Skyworth Digital Holdings, Ltd. (China)	230,000	163,970

		323,885
Independent power and renewable electricity producers (1.6%)

Abengoa Yield PLC (Spain)	4,284	140,472

NextEra Energy Partners LP	2,206	87,027

		227,499
Industrial conglomerates (1.4%)

General Electric Co.	3,978	103,388

Siemens AG (Germany)	830	92,714

		196,102
Insurance (3.8%)

Admiral Group PLC (United Kingdom)	3,204	72,961

Allianz SE (Germany)	643	107,645

Delta Lloyd NV (Netherlands)	5,949	107,980

SCOR SE (France)	2,159	71,176

Zurich Insurance Group AG (Switzerland)	563	179,999

		539,761
Leisure products (0.4%)

Hasbro, Inc.	964	60,072

		60,072
Media (2.2%)

Comcast Corp. Class A	2,347	139,365

Liberty Global PLC Ser. C (United Kingdom)	1,466	76,481

Liberty Global PLC Ser. A (United Kingdom)	597	32,274

RTL Group SA (Belgium)	660	65,290

		313,410
Metals and mining (0.6%)

BHP Billiton PLC (Australia)	2,050	51,161

Freeport-McMoRan, Inc. (Indonesia)	1,854	40,102

		91,263
Multi-utilities (1.6%)

Ameren Corp.	1,842	78,119

Veolia Environnement SA (France)	7,583	147,652

		225,771
Multiline retail (0.2%)

Myer Holdings, Ltd. (Australia)	20,380	29,579

		29,579
Oil, gas, and consumable fuels (8.4%)

Chevron Corp.	1,337	142,631

ENI SpA (Italy)	4,626	86,348

Exxon Mobil Corp.	972	86,061

Gaztransport Et Technigaz SA (France)	2,772	170,517

MarkWest Energy Partners LP	1,458	94,697

Origin Energy, Ltd. (Australia)	5,211	49,811

Plains All American Pipeline LP	2,041	101,825

Royal Dutch Shell PLC Class A (United Kingdom)	7,521	245,927

Scorpio Tankers, Inc.	25,949	224,718

		1,202,535
Personal products (0.7%)

Asaleo Care, Ltd. (Australia)(NON)	68,622	96,176

		96,176
Pharmaceuticals (11.7%)

AbbVie, Inc.	3,271	197,896

AstraZeneca PLC (United Kingdom)	3,455	238,403

Bristol-Myers Squibb Co.	2,236	136,217

Eli Lilly & Co.	3,002	210,650

GlaxoSmithKline PLC (United Kingdom)	5,628	133,938

Johnson & Johnson	1,587	162,683

Merck & Co., Inc.	1,584	92,727

Pfizer, Inc.	7,484	256,851

Sanofi (France)	1,287	126,307

Takeda Pharmaceutical Co., Ltd. (Japan)	2,500	128,044

		1,683,716
Real estate investment trusts (REITs) (5.6%)

Blackstone Mortgage Trust, Inc. Class A	2,625	75,889

Boston Properties, Inc.	972	133,563

CYS Investments, Inc.	4,763	43,296

Equity Lifestyle Properties, Inc.	1,847	99,498

Gaming and Leisure Properties, Inc.	4,374	148,060

Hannon Armstrong Sustainable Infrastructure Capital, Inc.	3,694	61,431

Healthcare Trust of America, Inc. Class A	1,303	36,158

Hibernia REIT PLC (Ireland)	72,316	97,110

MFA Financial, Inc.	5,540	44,098

Ventas, Inc.	972	72,385

		811,488
Real estate management and development (0.7%)

Nexity SA (France)	2,377	97,861

		97,861
Semiconductors and semiconductor equipment (2.7%)

Intel Corp.	6,423	213,565

Maxim Integrated Products, Inc.	3,013	103,632

Texas Instruments, Inc.	1,224	71,971

		389,168
Software (1.6%)

Microsoft Corp.	5,102	223,723

		223,723
Specialty retail (0.7%)

Gap, Inc. (The)(S)	2,333	97,053

		97,053
Technology hardware, storage, and peripherals (2.0%)

Apple, Inc.	562	72,195

Canon, Inc. (Japan)	1,800	58,591

Neopost SA (France)	1,186	63,971

Seagate Technology PLC	1,458	89,113

		283,870
Tobacco (4.7%)

Altria Group, Inc.	3,348	188,459

British American Tobacco (BAT) PLC (United Kingdom)	2,425	141,592

Japan Tobacco, Inc. (Japan)	3,500	110,590

Lorillard, Inc.	1,750	119,735

Philip Morris International, Inc.	1,427	118,384

		678,760
Trading companies and distributors (1.9%)

ITOCHU Corp. (Japan)	3,900	43,747

Mitsubishi Corp. (Japan)	2,700	54,012

Mitsui & Co., Ltd. (Japan)	8,500	118,289

Rexel SA (France)	2,768	54,083

		270,131
Wireless telecommunication services (1.0%)

Vodafone Group PLC (United Kingdom)	40,216	139,324

		139,324

Total common stocks (cost $12,528,742)		$13,716,440

CONVERTIBLE PREFERRED STOCKS (0.7%)(a)
	Shares	Value

Alcoa, Inc. Ser. 1, $2.688 cv. pfd.	2,034	$98,649

Total convertible preferred stocks (cost $101,412)		$98,649

SHORT-TERM INVESTMENTS (3.3%)(a)
	Shares	Value

Putnam Cash Collateral Pool, LLC 0.20%(d)	82,500	$82,500

Putnam Short Term Investment Fund 0.10%(AFF)	388,872	388,872

Total short-term investments (cost $471,372)		$471,372

TOTAL INVESTMENTS

Total investments (cost $13,101,526)(b)		$14,286,461

FORWARD CURRENCY CONTRACTS at 2/28/15 (aggregate face value $4,978,021) (Unaudited)

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Bank of America N.A.
	British Pound	Sell	3/18/15	$228,622	$233,026	$4,404
Barclays Bank PLC
	Australian Dollar	Sell	4/15/15	35,700	35,697	(3)
	Canadian Dollar	Buy	4/15/15	229,438	243,098	(13,660)
	Hong Kong Dollar	Buy	5/20/15	78,933	78,943	(10)
	Japanese Yen	Buy	5/20/15	232,133	235,481	(3,348)
Citibank, N.A.
	Australian Dollar	Buy	4/15/15	27,438	28,229	(791)
	Danish Krone	Buy	3/18/15	102,599	114,812	(12,213)
	Japanese Yen	Buy	5/20/15	103,748	105,522	(1,774)
	Swiss Franc	Sell	3/18/15	53,526	51,706	(1,820)
Credit Suisse International
	Australian Dollar	Sell	4/15/15	258,633	264,865	6,232
	New Zealand Dollar	Sell	4/15/15	112,465	113,828	1,363
	Norwegian Krone	Buy	3/18/15	107,599	118,855	(11,256)
	Swedish Krona	Buy	3/18/15	71,666	80,553	(8,887)
Deutsche Bank AG
	Australian Dollar	Buy	4/15/15	90,498	93,119	(2,621)
	British Pound	Sell	3/18/15	280,336	286,393	6,057
	Euro	Sell	3/18/15	539,245	604,882	65,637
Goldman Sachs International
	Australian Dollar	Sell	4/15/15	243,121	250,203	7,082
	Euro	Sell	3/18/15	264,924	295,934	31,010
HSBC Bank USA, National Association
	Australian Dollar	Buy	4/15/15	103,905	106,913	(3,008)
	British Pound	Sell	3/18/15	62,211	63,404	1,193
	Canadian Dollar	Buy	4/15/15	111,281	117,864	(6,583)
	Euro	Buy	3/18/15	207,955	232,260	(24,305)
JPMorgan Chase Bank N.A.
	British Pound	Buy	3/18/15	41,371	40,478	893
	Canadian Dollar	Sell	4/15/15	54,362	57,606	3,244
	Euro	Sell	3/18/15	48,687	43,070	(5,617)
	Japanese Yen	Buy	5/20/15	4,167	3,643	524
	Norwegian Krone	Sell	3/18/15	145,843	164,747	18,904
	Singapore Dollar	Buy	5/20/15	104,882	106,150	(1,268)
	Swedish Krona	Sell	3/18/15	34,801	24,360	(10,441)
	Swiss Franc	Buy	3/18/15	45,444	45,006	438
State Street Bank and Trust Co.
	Australian Dollar	Sell	4/15/15	228,311	234,929	6,618
	British Pound	Buy	3/18/15	71,627	71,568	59
	Canadian Dollar	Buy	4/15/15	25,102	26,585	(1,483)
	Israeli Shekel	Buy	4/15/15	26,665	26,870	(205)
	Japanese Yen	Sell	5/20/15	29,911	30,210	299
	Swedish Krona	Buy	3/18/15	30,459	34,230	(3,771)
	Swiss Franc	Buy	3/18/15	68,219	67,550	669
UBS AG
	British Pound	Buy	3/18/15	187,712	188,211	(499)
WestPac Banking Corp.
	Japanese Yen	Buy	5/20/15	56,242	57,221	(979)

Total						$40,084

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from December 1, 2014 through February 28, 2015 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “OTC”, if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $14,371,278.
(b)	The aggregate identified cost on a tax basis is $13,163,897, resulting in gross unrealized appreciation and depreciation of $1,641,409 and $518,845, respectively, or net unrealized appreciation of $1,122,564.
(NON)	This security is non-income-producing.
(AFF)	Affiliated company. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with Putnam Short Term Investment Fund, which is under common ownership and control, were as follows:
	Name of affiliate	Fair value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Fair value at the end of the reporting period

	Putnam Short Term Investment Fund*	$715,609	$2,299,886	$2,626,623	$79	$388,872
	* Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management.
(d)	Affiliated company. The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the fair value of the securities loaned. The fair value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agent; the fund will bear the risk of loss with respect to the investment of the cash collateral.
	The fund received cash collateral of $82,500, which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close of the reporting period. At the close of the reporting period, the value of securities loaned amounted to $83,200.
(S)	This security is on loan, in part or in entirety, at the close of the reporting period.
(UR)	At the reporting period end, 800 shares owned by the fund were not formally entered on the company's shareholder register, due to local restrictions on foreign ownership. While the fund has full title to these unregistered shares, these shares do not carry voting rights.
	At the close of the reporting period, the fund maintained liquid assets totaling $78,805 to cover certain derivative contracts.
	144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
	DIVERSIFICATION BY COUNTRY ⌂

	Distribution of investments by country of risk at the close of the reporting period, excluding collateral received, if any (as a percentage of Portfolio Value):
	United States	52.1%
	United Kingdom	10.0
	France	6.9
	Australia	6.7
	Japan	5.8
	Germany	3.9
	Switzerland	3.1
	Belgium	1.7
	Spain	1.7
	Canada	1.4
	China	1.1
	Netherlands	0.8
	Sweden	0.7
	Taiwan	0.7
	Ireland	0.7
	New Zealand	0.7
	Norway	0.6
	Italy	0.6
	Hong Kong	0.5
	Indonesia	0.3

	Total	100.0%
	⌂ Methodology differs from that used for purposes of complying with the fund’s policy regarding investments in securities of foreign issuers, as discussed further in the fund’s prospectus.
	Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
	Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
	Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
	Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. At the close of the reporting period, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. Short-term securities with remaining maturities of 60 days or less may be valued at amortized cost, which approximates fair value, and are classified as Level 2 securities.
	To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
	To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
	Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used to hedge foreign exchange risk.
	The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
	For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
	Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and with respect to those amounts which can be sold or repledged, is presented in the fund’s portfolio.
	Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
	Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.
	At the close of the reporting period, the fund had a net liability position of $80,348 on open derivative contracts subject to the Master Agreements. There was no collateral posted by the fund at period end for these agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Consumer discretionary	$1,321,120	$596,849	$—
Consumer staples	1,585,540	280,565	—
Energy	1,252,836	49,811	—
Financials	2,180,427	235,136	—
Health care	1,555,672	221,046	—
Industrials	615,140	305,355	—
Information technology	1,040,178	162,042	—
Materials	359,359	—	—
Telecommunication services	730,440	243,827	—
Utilities	914,065	67,032	—
Total common stocks	11,554,777	2,161,663	—
Convertible preferred stocks	—	98,649	—
Short-term investments	388,872	82,500	—

Totals by level	$11,943,649	$2,342,812	$—

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts	$—	$40,084	$—

Totals by level	$—	$40,084	$—

* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
During the reporting period, transfers within the fair value hierarchy, if any, (other than certain transfers involving non-U.S. equity securities as described in the Security valuation note above) did not represent, in the aggregate, more than 1% of the fund's net assets measured as of the end of the period.
Fair Value of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Fair value	Fair value
Foreign exchange contracts	$154,626	$114,542

Total	$154,626	$114,542

The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was as follows based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Forward currency contracts (contract amount)		$6,700,000

	The following table summarizes any derivatives, repurchase agreements and reverse repurchase agreements, at the end of the reporting period, that are subject to an enforceable master netting agreement or similar agreement. For securities lending transactions, if applicable, see note "(d)" above, and for borrowing transactions associated with securities sold short, if applicable, see the "Short sales of securities" note above.

		Bank of America N.A.	Barclays Bank PLC	Citibank, N.A.	Credit Suisse International	Deutsche Bank AG	Goldman Sachs International	HSBC Bank USA, National Association	JPMorgan Chase Bank N.A.	State Street Bank and Trust Co.	UBS AG	WestPac Banking Corp.	Total

	Assets:
	Forward currency contracts#	$4,404	$–	$–	$7,595	$71,694	$38,092	$1,193	$24,003	$7,645	$–	$–	$154,626

	Total Assets	$4,404	$–	$–	$7,595	$71,694	$38,092	$1,193	$24,003	$7,645	$–	$–	$154,626

	Liabilities:
	Forward currency contracts#	$–	$17,021	$16,598	$20,143	$2,621	$–	$33,896	$17,326	$5,459	$499	$979	$114,542

	Total Liabilities	$–	$17,021	$16,598	$20,143	$2,621	$–	$33,896	$17,326	$5,459	$499	$979	$114,542

	Total Financial and Derivative Net Assets	$4,404	$(17,021)	$(16,598)	$(12,548)	$69,073	$38,092	$(32,703)	$6,677	$2,186	$(499)	$(979)	$40,084
	Total collateral received (pledged)##†	$–	$–	$–	$–	$–	$–	$–	$–	$–	$–	$–
	Net amount	$4,404	$(17,021)	$(16,598)	$(12,548)	$69,073	$38,092	$(32,703)	$6,677	$2,186	$(499)	$(979)

†	Additional collateral may be required from certain brokers based on individual agreements.

#	Covered by master netting agreement.

##	Any over-collateralization of total financial and derivative net assets is not shown. Collateral may include amounts related to unsettled agreements.

	For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Funds Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: April 28, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: April 28, 2015

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: April 28, 2015